SA AB Growth Portfolio Annual Fund Operating Expenses - SA AB Growth Portfolio	Dec. 31, 2025
Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.63%
Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.78%
Class 3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.88%